Summary of Significant Accounting Policies (Details) - Schedule of table sets forth information	Apr. 30, 2023	Apr. 30, 2022
A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of table sets forth information [Line Items]
Percentage of Total Purchases		23.00%
B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of table sets forth information [Line Items]
Percentage of Total Purchases	20.00%	21.00%
C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of table sets forth information [Line Items]
Percentage of Total Purchases	14.00%	14.00%
D [Member]
Summary of Significant Accounting Policies (Details) - Schedule of table sets forth information [Line Items]
Percentage of Total Purchases	18.00%